Customer and Supplier Concentrations	6 Months Ended
Mar. 31, 2025
Customer and Supplier Concentrations [Abstract]
Customer and Supplier Concentrations

Note 9 — Customer and Supplier Concentrations

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenue and purchases, respectively.

The Company provided a substantial portion of services to three customers (39.1%, 25.3% and 13.8% of total revenue) for the six months ended March 31, 2025. As of March 31, 2025, the amount due from these customers included in accounts receivable was $2,118,916, representing 28.2% of total accounts receivable.

The Company provided a substantial portion of services to two customers (50.8%, and 18.2% of total revenue) for the six months ended March 31, 2024. As of March 31, 2024, the amount due from these customers included in accounts receivable was $5,644,896, representing 38.2% of total accounts receivable.

The loss of any significant customer or the failure to attract new customers could have a material adverse effect on the Company’s business, consolidated results of operations, and financial condition.

For the six months ended March 31, 2025, two suppliers contributed approximately 45.5% and 25.9% of total purchases made by the Company, respectively.

For the six months ended March 31, 2024, two suppliers contributed approximately 60.8% and 18.8% of total purchases made by the Company, respectively.